Condensed Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (27,880)	$ (9,802)	$ (16,521)	$ (4,282)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	4,823	180	272	32
Non-cash interest expense		1,399	1,642
Payment of security deposit for long-term lease	(230)
Change in fair value of derivative liability		809	972
Change in fair value of warrant liability		64	168
Changes in operating assets and liabilities:
Prepaid expenses	(2,702)	(1,097)	(1,179)	(9)
Accounts payable	(1,327)	1,833	2,302	499
Accrued expenses and other current liabilities	3,416	1,301	941	79
Net cash used in operating activities	(23,900)	(5,313)	(11,182)	(3,195)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of available-for-sale securities	(19,878)
Net cash used in investing activities	(19,878)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series B convertible preferred stock, net of cash issuance costs of $186	3,131
Proceeds from issuance of convertible promissory notes, net of cash issuance costs of $440		5,560	5,560
Payment of offering costs	(2,463)		(119)
Proceeds from the initial public offering, net of underwriter commissions	37,200
Exercise of stock options for common stock under Equity Incentive Plan	227	37	47
Net cash provided by financing activities	38,095	5,597	26,653	6,470
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,683)	284	15,471	3,275
Cash and cash equivalents at beginning of period	18,748	3,277	3,277	2
Cash and cash equivalents at end of period	13,065	3,561	18,748	3,277
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Derivative liability in connection with issuance of convertible promissory notes		1,896	1,896
Conversion of Preferred Stock to Equity Following IPO	38,461
2018 Notes
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Issuance of warrants		$ 74	242
Series A Convertible Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series B convertible preferred stock, net of cash issuance costs of $186				6,470
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Issuance of warrants				$ 216
Series B Convertible Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series B convertible preferred stock, net of cash issuance costs of $186			21,165
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Issuance of warrants	$ 80		$ 228